Taxes on Income	12 Months Ended
Dec. 31, 2016
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 5 - TAXES ON INCOME

A.	Taxation under Various Laws

(i)	The Company is assessed for tax purposes on an unconsolidated basis. The Company is assessed under the provisions of the Israeli Income Tax Ordinance.

(ii)	Income derived from sources other than the "Approved Enterprise" is taxable at the ordinary corporate tax rate of 25% in 2016 (regular "Company Tax"). In December 2016, a legislation to amend the corporate income tax law was published. The legislation determined a decrease of the corporate income tax law as of January 1, 2017 to 24% (1% decrease) and as of January 1, 2018 to 23% (additional 1% decrease).

B.	Reconciliation of Income Taxes

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	(in thousands)
Net profit (loss) as reported in the statements of operations	$(252)	$42	$(264)
Statutory tax rate	25.0%	26.5%	26.5%
Income Tax under statutory tax rate	$(63)	$11	$(70)

Less full valuation allowance	63	(11)	70

Actual income tax	$-	$-	$-

C.	Deferred Taxes

Under ASC 740-10 deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carry forwards and deductible temporary differences, unless it is more likely than not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance.

Since the realization of the net operating loss carry forwards and deductible temporary differences is less likely than not, a valuation allowance has been established for the full amount of the tax benefits.

Tax loss carry forwards of the Company are $186 million (NIS 723 million) for December 2014, $185 million (NIS 723 million) for December 2015 and expected to be $188 million (NIS 723 million) for December 2016. This loss is unlimited in duration, denominated in nominal NIS.

D.	Tax Assessments

The Company has not received final tax assessments for income tax purposes since incorporation. However, according to Israeli tax laws assessments considered final until and including the year ended in 2012.